Share-based Compensation and Stock Plans - Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	Feb. 10, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Restricted Stock Units Outstanding [Roll Forward]
Modification impact (shares)	(3,665,000)
Restricted Stock Units Outstanding, Weighted Average Exercise Price [Roll Forward]
Modification impact (usd per share)	$ 10.00
LVB Acquisition, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.01
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock called per restricted stock unit				1
Award vesting period	5 years
Unrecognized share-based compensation expense	$ 18.7
Expected weighted average period of recognition	3 years 0 months
Restricted Stock Units Outstanding [Roll Forward]
Outstanding, beginning of period (shares)	3,665,000	3,835,000	0
Granted (shares)	13,631,500	30,000	3,835,000
Vested (shares)	0	0	0
Forfeited (shares)	(578,000)	(200,000)	0
Outstanding, end of period (shares)	13,053,500	3,665,000	3,835,000
Restricted Stock Units Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (usd per share)	$ 10.00	$ 10.00	$ 0.00
Granted (usd per share)	$ 7.88	$ 10.00	$ 10.00
Vested (usd per share)	$ 0.00	$ 0.00	$ 0.00
Forfeited (usd per share)	$ 7.88	$ 10.00	$ 0.00
Outstanding, end of period (usd per share)	$ 7.88	$ 10.00	$ 10.00